Related Parties	12 Months Ended
Jun. 30, 2021
Related Party [Abstract]
Related Parties	RELATED PARTIES
None of the directors or major shareholders of Harmony or, to the knowledge of Harmony, their families, had an interest, directly or indirectly, in any transaction from 1 July 2018 or in any proposed transaction that has affected or will materially affect Harmony or its subsidiaries, other than as stated below.

Directors and other key management
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the group, directly or indirectly, including any director (whether executive or otherwise) of the group.

The directors' remuneration is as follows:

	SA Rand
Figures in million	Executive directors	Non-executive directors
2021
Salaries	24	—
Retirement contributions	3	—
Bonuses	16	—
Exercise/settlement of share options	105	—
Directors' fees	—	13
	148	13
2020
Salaries	19	—
Retirement contributions	3	—
Bonuses	5	—
Exercise/settlement of share options	9	—
Directors' fees	—	13
	36	13

On 14 August 2020, Ms Shela Mohatla was appointed as Group Company Secretary by the board of directors. At the same time Ms Marian van der Walt was appointed as Senior Group Executive: Enterprise Risk and Investor Relations and has been regarded as a prescribed officer since then.

On 30 September 2020, Harmony announced the resignation of Mr Ken Dicks and Mr Max Sisulu as independent non-executive directors as well as the retirement of Mr Frank Abbott as executive director with effect from 30 September 2020.

On 18 December 2020, Harmony announced the resignation of Ms Grathel Motau as independent non-executive director with effect from
18 December 2020.

On 22 February 2021, Harmony announced the appointment of Mr Peter Turner as independent non-executive director with effect from
19 February 2021.
37     RELATED PARTIES continued
Directors and other key management continued
The following directors and prescribed officers owned shares in Harmony at year-end:

Number of shares
Name of director/prescribed officer	2021	2020
Directors
Peter Steenkamp[1]	746 085	512 000
Boipelo Lekubo[1]	3 581	—
Andre Wilkens	101 301	101 301
Frank Abbott[2]	n/a	1 142 010
Harry 'Mashego' Mashego[1]	3 319	—
Ken Dicks[3]	n/a	35 000
Prescribed officers
Beyers Nel[1]	216 175	42 486
Philip Tobias[1,4]	347 462	169 294
Marian van der Walt[1,5]	139 356	—
Johannes van Heerden[1]	166 156	160 000
[1]Increase in the 2021 year related to share options that vested and were retained
[2]Frank Abbott retired as an executive director effective 30 September 2020.
[3]Ken Dicks resigned as a non-executive director effective 30 September 2020.
[4]The movement in shares for the 2021 financial year includes the sale of 1 500 ordinary shares in the open market
[5]Marian van der Walt was appointed as Senior Group Executive: Enterprise Risk and Investor Relations and a prescribed officer effective 14 August 2020

Modise Motloba, Harmony’s deputy chairman, is a director of Tysys Proprietary Limited (Tysys). Tysys entered into a contract with the group during the 2017 financial year to provide services relating to the group’s small and medium enterprise development projects. The contract has a value of up to R5 million per annum. Approximately R5 million (2020: R5 million) was paid during the 2021 financial year relating to services rendered in the current and prior financial years. The contract has a 30-day notice period.

There were no other changes to the directors' interest between the reporting date and the date of the approval of the financial statements other than indicated above.

Other related parties
All the production of the group’s South African operations is sent to Rand Refinery in which Harmony holds a 10.38% interest. Refer to note 21.

	SA Rand
Figures in million	2021	2020
Sales and services rendered to related parties
Joint operations	3	3
Total	3	3

	SA Rand
Figures in million	2021	2020
Purchases and services acquired from related parties
Directors	5	5
Associates	55	39
Total	60	44